Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 16,609	$ 16,183
Ending balance	16,786	16,609
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	24,110	23,181
Additions	2,202	1,933
Business acquisitions/(business disposition)	49	75
Transfers	1,279	870
Retirements and disposals	862	662
Impairment losses recognized in earnings	(866)	(96)
Amortization included in operating costs	(1,158)	(1,165)
Reclassified to assets held for sale	(3)	(26)
Ending balance	24,751	24,110
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,501)	(6,998)
Transfers		(25)
Retirements and disposals	(819)	(645)
Amortization included in operating costs	1,283	1,173
Ending balance	(7,965)	(7,501)
Total
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,815	9,826
Ending balance	9,742	9,815
Total | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	9,815	9,826
Additions	553	53
Business acquisitions/(business disposition)	5	24
Transfers	0	0
Retirements and disposals	1	11
Impairment losses recognized in earnings	(627)	(51)
Amortization included in operating costs	0	0
Reclassified to assets held for sale	(3)	(26)
Ending balance	9,742	9,815
Total | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers		0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,432	2,435
Ending balance	2,387	2,432
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,432	2,435
Additions	0	0
Business acquisitions/(business disposition)	4	31
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(49)	(34)
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0	0
Ending balance	2,387	2,432
Brands | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers		0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Spectrum and other licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,949	5,905
Ending balance	6,500	5,949
Spectrum and other licences | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,949	5,905
Additions	553	53
Business acquisitions/(business disposition)	1	(7)
Transfers	0	0
Retirements and disposals	0	2
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	(3)	0
Ending balance	6,500	5,949
Spectrum and other licences | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers		0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Broadcast licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,434	1,486
Ending balance	855	1,434
Broadcast licences | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,434	1,486
Additions	0	0
Business acquisitions/(business disposition)	0	0
Transfers	0	0
Retirements and disposals	1	9
Impairment losses recognized in earnings	(578)	(17)
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0	(26)
Ending balance	855	1,434
Broadcast licences | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers		0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Total
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,794	6,357
Ending balance	7,044	6,794
Total | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	14,295	13,355
Additions	1,649	1,880
Business acquisitions/(business disposition)	44	51
Transfers	1,279	870
Retirements and disposals	861	651
Impairment losses recognized in earnings	(239)	(45)
Amortization included in operating costs	(1,158)	(1,165)
Reclassified to assets held for sale	0	0
Ending balance	15,009	14,295
Total | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,501)	(6,998)
Transfers		(25)
Retirements and disposals	(819)	(645)
Amortization included in operating costs	1,283	1,173
Ending balance	(7,965)	(7,501)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,152	4,809
Ending balance	5,483	5,152
Software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,345	10,543
Additions	317	471
Business acquisitions/(business disposition)	4	10
Transfers	1,279	897
Retirements and disposals	860	576
Impairment losses recognized in earnings	(85)	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0	0
Ending balance	12,000	11,345
Software | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,193)	(5,734)
Transfers		0
Retirements and disposals	(818)	(574)
Amortization included in operating costs	1,142	1,033
Ending balance	(6,517)	(6,193)
Customer relation-ships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	689	742
Ending balance	633	689
Customer relation-ships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,778	1,802
Additions	0	0
Business acquisitions/(business disposition)	40	45
Transfers	0	0
Retirements and disposals	0	69
Impairment losses recognized in earnings	0	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0	0
Ending balance	1,818	1,778
Customer relation-ships | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,089)	(1,060)
Transfers		0
Retirements and disposals	0	(69)
Amortization included in operating costs	96	98
Ending balance	(1,185)	(1,089)
Program and feature film rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	651	603
Ending balance	677	651
Program and feature film rights | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	651	603
Additions	1,328	1,260
Business acquisitions/(business disposition)	0	0
Transfers	0	0
Retirements and disposals	0	2
Impairment losses recognized in earnings	(144)	(45)
Amortization included in operating costs	(1,158)	(1,165)
Reclassified to assets held for sale	0	0
Ending balance	677	651
Program and feature film rights | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Transfers		0
Retirements and disposals	0	0
Amortization included in operating costs	0	0
Ending balance	0	0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	302	203
Ending balance	251	302
Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	521	407
Additions	4	149
Business acquisitions/(business disposition)	0	(4)
Transfers	0	(27)
Retirements and disposals	1	4
Impairment losses recognized in earnings	(10)	0
Amortization included in operating costs	0	0
Reclassified to assets held for sale	0	0
Ending balance	514	521
Other | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(219)	(204)
Transfers		(25)
Retirements and disposals	(1)	(2)
Amortization included in operating costs	45	42
Ending balance	$ (263)	$ (219)